Fair Value Measurement (Details 4) - Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity Price
Derivative assets	$ 102,087	$ 203,320
Derivative liabilities
Realized gain (loss)
Unrealized gain (loss)	$ (101,233)	$ 310,195